As filed with the Securities and Exchange Commission on October 29, 2003
                                     Investment Company Act file number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 08/31

Date of reporting period: 08/31/2003

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                        (212)830-5200
================================================================================

Dear Shareholder:

We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 2003.

The Fund had net assets of $116,307,133 and 1,659 active shareholders as of August 31, 2003.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,
\s\Steven W. Duff
Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 2003

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Tax Exempt Commercial Paper (14.46%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   Jacksonville, FL HEFA HRB - Series 2003B
              LOC Bank of America                                               04/01/04     0.90%  $   7,000,000             A1+
  4,013,000   Miami-Dade County, FL Aviation Notes                              09/10/03     0.95       4,013,000     P1      A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan)
              LOC Suntrust Bank                                                 11/06/03     0.85       3,200,000   VMIG-1    A1+
  1,200,000   Sunshine State Government Financing Commission
              Revenue Notes (Miami-Dade Program) - Series G                     10/08/03     0.90       1,200,000             A1+
  1,400,000   Sunshine State Government Financing Commission
              Revenue Notes - Series F                                          10/10/03     0.88       1,400,000             A1+
-----------                                                                                         -------------
 16,813,000   Total Tax Exempt Commercial Paper                                                        16,813,000
-----------                                                                                         -------------
Tax Exempt General Obligation Notes & Bonds (14.90%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Commonwealth of Puerto Rico Public Improvement Bonds
              TOCS - Series 2001-1
              Insured by FSA                                                    05/26/04     0.95%  $   2,500,000             A1+
  1,510,000   Coral Springs, FL (Water & Sewer) (b)                             09/01/03     1.46       1,510,000
  2,235,250   High Springs, FL BAN RB (Water & Sewer) - Series 2002 (b)         01/15/04     1.40       2,241,180
  2,500,000   Puerto Rico Commonwealth Infrastructure Financing Authority       06/16/04     1.00       2,500,000             A1+
  5,500,000   Seminole County, FL School District TAN                           08/20/04     1.00       5,552,649    MIG-1
  3,000,000   State of Texas TRAN                                               08/31/04     1.16       3,024,780    MIG-1    SP-1+
-----------                                                                                         -------------
 17,245,250   Total Tax Exempt General Obligation Notes & Bonds                                        17,328,609
-----------                                                                                         -------------
Variable Rate Demand Instruments (c) (74.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL IDA (Florida Rock Industries, Inc.)
              LOC Nationsbank                                                   11/01/22     0.95%  $   1,000,000             A1+
  3,100,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Healthcare Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                              11/01/22     0.83       3,100,000             A1+
  2,500,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22     0.79       2,500,000   VMIG-1    A1+
  1,348,000   Duval & Escambia Counties, FL Clipper - Series 2000-3             03/27/05     1.08       1,348,000   VMIG-1
  3,115,000   Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
              LOC National Bank of Detroit                                      07/01/04     0.95       3,115,000             A1+
  5,625,000   Florida COPS (Gulf Coast University Foundation Inc.)
              LOC Wachovia Bank & Trust Company, N.A.                           08/01/32     0.90       5,625,000   VMIG-1
  4,000,000   Florida Finance Authority Continuing Care Retirement Commission RB
              (Glenridge Capital Project) - Series 2002C
              LOC Bank of Scotland                                              06/01/12     0.80       4,000,000   VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,125,000   Florida HFA Banyon Bay (Bainbridge Apartment Project)
              Guaranteed by Federal National Mortgage Association               12/01/25     0.85%  $   1,125,000   VMIG-1
  1,000,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29     0.85       1,000,000   VMIG-1
  1,900,000   Florida HFA MHRB (Huntington) - Series GGG
              LOC HSBC Bank US                                                  12/01/13     0.82       1,900,000             A1+
  1,000,000   Florida HFA MHRB (Town of Colony) - Series EE
              LOC Credit Suisse First Boston                                    09/01/08     0.90       1,000,000             A1+
  2,620,000   Florida HFA (Multifamily 1995 Remarketing)
              Guaranteed by Federal National Mortgage Association               12/01/05     0.78       2,620,000             A1+
  2,850,000   Florida HFA P-Floats - Series PT-88
              Guaranteed by FHA/VA/Private Mortgages                            01/01/15     0.93       2,850,000             A1+
    900,000   Florida HFA (Timberland Apartments)
              Collateralized by Federal National Mortgage Association           10/15/32     0.90         900,000             A1+
  2,375,000   Florida HFC MHRB (Charleston Landing) - Series 1-A
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/31     0.85       2,375,000             A1+
  3,760,000   Florida HFC MHRB (Heather Glenn Apartment) - Series H
              LOC Amsouth Bank, N.A.                                            06/15/36     0.91       3,760,000   VMIG-1
  1,850,000   Gainesville, FL IDRB (Heat-Pipe Technology, Inc. Project) (b)
              LOC Amsouth Bank, N.A.                                            05/01/18     0.95       1,850,000
    155,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15     0.85         155,000   VMIG-1    A1+
    435,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15     0.85         435,000   VMIG-1    A1+
    600,000   Indian River County, FL IDRB (Florida Convention Center Project)
              LOC Toronto Dominion Bank                                         01/01/11     1.25         600,000     P1
  2,600,000   Jacksonville, FL (University Health Science Center) - Series 1989 07/01/19     0.90       2,600,000   VMIG-1
  1,700,000   King George County, VA IDA RB (Birchwood Power Partners)
              LOC Credit Suisse First Boston                                    11/01/25     0.90       1,700,000             A1+
  2,458,275   Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                  05/03/04     1.08       2,458,275             A1+
  5,000,000   Lee County, FL Solid Waste System Trust Receipts RB - Series L24J
              Insured by MBIA Insurance Corp.                                   10/01/12     1.00       5,000,000   VMIG-1
  1,100,000   Macomb County, MI Hospital Finance Authority RB
              (Mt. Clemens General) - Series A1
              LOC Comerica Bank                                                 10/01/20     0.80       1,100,000   VMIG-1
  2,680,000   Manatee County, FL HFA MHRB
              (Hampton Court Project) - Series 1989A
              LOC Credit Suisse First Boston                                    06/01/07     0.85       2,680,000             A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2003
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Variable Rate Demand Instruments (c) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,450,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (b)
              LOC Comerica Bank                                                 11/01/15     1.15%  $   1,450,000
  4,800,000   Miami-Dade County, FL IDA Professional Modification
              LOC HSBC Bank US                                                  08/01/18     0.95       4,800,000             A1
  1,400,000   Michigan State Strategic Fund (Detroit Symphony) - Series A
              LOC Standard Federal Bank, N.A.                                   06/01/31     0.80       1,400,000             A1+
    500,000   Missouri HEFA (Washington University)                             07/01/32     0.85         500,000   VMIG-1
  1,700,000   Nebraska HEFA RB (Creighton University Project)
              Insured by AMBAC Indemnity Corp.                                  03/01/33     0.80       1,700,000   VMIG-1
  1,900,000   New York City, NY GO - Series E-3
              LOC Westdeutche Landesbank                                        08/01/23     0.75       1,900,000   VMIG-1    A1+
  1,800,000   Ocean Highway &  Port Authority, FL RB - Series 1990
              LOC Wachovia Bank & Trust Company, N.A.                           12/01/20     0.95       1,800,000   VMIG-1    A1+
    650,000   Orange County, FL IDA RB
              (Florida Convention Center Project) - Series A
              LOC Toronto Dominion Bank                                         01/01/11     1.15         650,000     P1
  1,900,000   Palm Beach County, FL IDRB (Palm Beach Community Foundation)
              LOC Northern Trust Bank                                           07/01/34     0.87       1,900,000             A1+
  1,000,000   Palm Beach County, FL RB (Norton Gallery)
              LOC Bank of America                                               05/01/30     0.87       1,000,000             A1+
    600,000   Polk County, FL IDA RB (Florida Convention Center Project)
              LOC Toronto Dominion Bank                                         01/01/11     1.15         600,000     P1
  7,000,000   Port Orange, FL RB (Palmer College Project) - Series 2002
              LOC LaSalle National Bank                                         10/01/32     0.84       7,000,000             A1+
  1,000,000   State of Florida
              Insured by FGIC                                                   07/01/16     0.90       1,000,000             A1+
  2,000,000   Sunshine State Government Financing Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                  07/01/16     0.85       2,000,000   VMIG-1
  1,900,000   University Athletic Association, Inc.
              (University of Florida Stadium Project)
              LOC SunTrust Bank                                                 02/01/20     0.95       1,900,000   VMIG-1
-----------                                                                                          ------------
 86,396,275   Total Variable Rate Demand Instruments                                                   86,396,275
-----------                                                                                          ------------
              Total Investments (103.64%) (Cost $120,537,884+)                                        120,537,884
              Liabilities in excess of cash and other assets (-3.64%)                               (   4,230,751)
                                                                                                     ------------
              Net Assets (100.00%)                                                                  $ 116,307,133
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A shares, 58,994,071 Shares Outstanding (Note 3)                                $        1.00
                                                                                                     ============
              Class B shares, 57,313,308 Shares Outstanding (Note 3)                                $        1.00
                                                                                                     ============

              +    Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN        =   Bond Anticipation Note                             IDA      =   Industrial Development Authority
     COPS       =   Certificates of Participation                      IDRB     =   Industrial Development Revenue Bond
     FGIC       =   Financial Guaranty Insurance Company               LOC      =   Letter of Credit
     FHA        =   Federal Housing Administration                     MHRB     =   Multi-Family Housing Revenue Bond
     FSA        =   Financial Security Assurance                       RB       =   Revenue Bond
     GO         =   General Obligation                                 TAN      =   Tax Anticipation Note
     HEFA       =   Health and Education Facilities Authority          TOCS     =   Tender Option Certificates
     HFA        =   Housing Finance Authority                          TRAN     =   Tax and Revenue Anticipation Note
     HFC        =   Housing Finance Commission                         VA       =   Veterans Association
     HRB        =   Housing Revenue Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2003
================================================================================

INVESTMENT INCOME
Income:
   Interest.....................................................................   $       1,430,333
                                                                                   -----------------
Expenses: (Note 2)
   Investment management fee....................................................             460,541
   Administration fee...........................................................             241,784
   Shareholder servicing fee (Class A)..........................................             135,536
   Custodian fee................................................................              10,693
   Shareholder servicing and related shareholder expenses+......................              92,391
   Legal, compliance and filing fees............................................              63,657
   Audit and accounting.........................................................             119,052
   Trustees' fees and expenses..................................................               7,536
   Other........................................................................               5,565
                                                                                    ----------------
      Total expenses............................................................           1,136,755
      Less: Expenses paid indirectly (Note 2)...................................   (           2,230)
            Fees waived (Note 2)++..............................................   (         209,822)
                                                                                    ----------------
      Net expenses..............................................................             924,703
                                                                                    ----------------
Net investment income...........................................................             505,630

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................             -0-
                                                                                   -----------------
Increase in net assets from operations..........................................   $         505,630
                                                                                   =================


+ Includes class specific transfer agency expenses of $35,239 and $33,506 for Class A and Class B shares, respectively.

++ Includes class specific shareholder servicing fees waived of $10,687 for Class A shares.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2003 AND 2002
================================================================================

                                                                              2003                      2002
                                                                       -----------------         -----------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income..........................................    $          505,630        $          886,988
   Net realized gain (loss) on investments........................               -0-                       -0-
                                                                       -----------------         -----------------
Increase in net assets from operations............................               505,630                   886,988
Dividends to shareholders from:
   Net investment income:
   Class A........................................................    (          159,566)*      (          381,431)*
   Class B........................................................    (          346,064)*      (          505,557)*
Transactions in shares of beneficial interest (Note 3):
   Class A........................................................            11,329,859        (           38,908)
   Class B........................................................             2,787,807                11,368,683
                                                                       -----------------         -----------------
       Total increase.............................................            14,117,666                11,329,775
Net assets:
   Beginning of year..............................................           102,189,467                90,859,692
                                                                       -----------------         -----------------
   End of year....................................................    $      116,307,133        $      102,189,467
                                                                       =================         =================

   *    Designated  as  exempt-interest   dividends  for  federal  income  tax
        purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================
1.   Summary of Accounting Policies

Florida Daily Municipal Income Fund (the "Fund"), a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 2003 the Manager voluntarily waived investment management and administration fees of $10,531 and $188,604 respectively. In addition, the Distributor voluntarily waived shareholder servicing fees of $10,687 for Class A.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $59,793 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $2,230.

3.   Transactions in Shares of Beneficial Interest

At August 31, 2003, an unlimited number of shares of beneficial interest ($.001 par value) were authorized and paid in capital amounted to $116,307,379. Transactions, all at $1.00 per share, were as follows:

                                                               Year                               Year
                                                              Ended                              Ended
     Class A                                             August 31, 2003                    August 31, 2002
     -------                                             ---------------                    ---------------
     Sold............................................        267,571,854                        216,266,031
     Issued on reinvestment of dividends.............            166,272                            380,624
     Redeemed........................................  (     256,408,267)                 (     216,685,563)
                                                        ----------------                   ----------------
     Net increase (decrease).........................         11,329,859                  (          38,908)
                                                        ================                   ================
     Class B
     -------
     Sold............................................        165,348,413                        176,675,854
     Issued on reinvestment of dividends.............             65,329                            400,202
     Redeemed........................................  (     162,625,935)                 (     165,707,373)
                                                        ----------------                   ----------------
     Net increase....................................          2,787,807                         11,368,683
                                                        ================                   ================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
4.   Tax Information

Accumulated undistributed realized losses at August 31, 2003 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2008.

At August 31, 2003, the Fund had undistributed tax exempt income of $5,412 for income tax purposes included in dividends payable.

5.   Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 79% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights

                                                                     Year Ended August 31,
                                                 ------------------------------------------------------------
Class A                                            2003         2002         2001         2000         1999
-------                                          --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income.......................     0.003        0.008        0.027        0.031        0.025
Less distributions:
   Dividends from net investment income........  (  0.003)    (  0.008)    (  0.027)    (  0.031)    (  0.025)
                                                  -------      -------      -------      -------      -------
Net asset value, end of year...................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     ========     ========     ========
Total Return...................................     0.31%        0.81%        2.78%        3.09%        2.50%
Ratios/Supplemental Data
Net assets, end of year (000)..................  $ 58,994     $ 47,664     $ 47,703     $ 59,029     $ 48,863
Ratios to average net assets:
Expenses(a) (Net of fees waived)...............     0.93%        0.90%        0.84%        0.85%        0.78%
Net investment income..........................     0.29%        0.79%        2.79%        3.06%        2.51%
Management and administration fees waived......     0.17%        0.26%        0.21%        0.30%        0.29%
Shareholder servicing fees waived..............     0.02%        0.00%        0.00%        0.00%        0.00%
Expenses paid indirectly.......................     0.00%        0.00%        0.00%        0.00%        0.00%

(a)  Includes expenses paid indirectly

--------------------------------------------------------------------------------

================================================================================
6. Financial Highlights (Continued)

                                                                     Year Ended August 31,
                                                 ------------------------------------------------------------
Class B                                            2003         2002         2001         2000         1999
-------                                          --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income.......................     0.006        0.011        0.030        0.033        0.028
Less distributions:
   Dividends from net investment income........  (  0.006)    (  0.011)    (  0.030)    (  0.033)    (  0.028)
                                                  -------      -------      -------      -------      -------
Net asset value, end of year...................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                 ========     ========     ========     ========     ========
Total Return...................................     0.55%        1.08%        3.07%        3.39%        2.80%
Ratios/Supplemental Data
Net assets, end of year (000)..................  $ 57,313     $ 54,525     $ 43,157     $ 28,786     $ 24,448
Ratios to average net assets:
Expenses(a) (Net of fees waived)...............     0.69%        0.63%        0.57%        0.56%        0.50%
Net investment income..........................     0.57%        1.06%        2.95%        3.35%        2.78%
Management and administration fees waived......     0.17%        0.26%        0.21%        0.30%        0.29%
Expenses paid indirectly.......................     0.00%        0.00%        0.00%        0.00%        0.00%

(a)  Includes expenses paid indirectly

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2003
--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                              Trustees and Officers Information
                                                      August 31, 2003+
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
                                                                                      Number of Portfolios in      Other
                          Position(s)   Term of Office  Principal Occupation(s)            Fund Complex        Directorships
  Name, Address*           Held with    and Length of         During Past             Overseen by Trustee or      held by
     and Age                 Fund        Time Served            5 Years                      Officer              Trustee
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Disinterested Trustees:
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Dr. W. Giles Mellon,       Trustee          1994        Professor Emeritus of         Director/Trustee of           N/A
Age 72                                                  Business Administration       ten other portfolios
                                                        in the Graduate School
                                                        of Management, Rutgers
                                                        University with which he
                                                        has been associated with
                                                        since 1966.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Robert Straniere,          Trustee          1994        Owner, Straniere Law Firm     Director/Trustee of        WPG Funds
Esq., Age 62                                            since 1980, NYS Assemblyman   ten other portfolios         Group
                                                        since 1981 and counsel at
                                                        Fisher, Fisher & Berger
                                                        since 1995.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------
Dr. Yung Wong,             Trustee          1994        Managing Director of Abacus   Director/Trustee of           N/A
Age 64                                                  Associates, an investment     ten other portfolios
                                                        firm, since 1996.
------------------------ ------------- --------------- ----------------------------- ------------------------ ---------------


+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                       Trustees and Officers Information (continued)
                                                     August 31, 2003+
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
                                                                                     Number of Portfolios in      Other
                          Position(s)   Term of Office  Principal Occupation(s)           Fund Complex        Directorships
  Name, Address*           Held with    and Length of         During Past            Overseen by Trustee or      held by
     and Age                 Fund        Time Served            5 Years                     Officer              Trustee
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Interested Trustees/Officers:
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Steven W. Duff,          President and       1994       Manager and President of     Director/Trustee and/or        N/A
Age 49                     Trustee**                    Reich & Tang Asset           Officer of fifteen
                                                        Management, LLC (RTAM,       other portfolios
                                                        LLC), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM, LLC
                                                        since 1994.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Richard De Sanctis,      Treasurer and       1994       Executive Vice President,    Officer of fifteen             N/A
Age 46                     Assistant                    CFO of RTAM, LLC.            other portfolios
                           Secretary                    Associated with RTAM, LLC
                                                        since 1990.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Molly Flewharty,         Vice President      1995       Senior Vice President of     Officer of fifteen             N/A
Age 52                                                  RTAM, LLC.  Associated with  other portfolios
                                                        RTAM, LLC since 1977.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President of     Officer of fifteen             N/A
Age 39                     Assistant                    RTAM, LLC.  Associated with  other portfolios
                           Treasurer                    RTAM, LLC since 1986.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------
Dana E. Messina,         Vice President      1995       Executive Vice President of  Officer of twelve              N/A
Age 46                                                  RTAM, LLC.  Associated with  other portfolios
                                                        RTAM, LLC since 1980.
------------------------ -------------- --------------- --------------------------- ------------------------ ---------------

+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020

FL8/03A
--------------------------------------------------------------------------------

FLORIDA
DAILY
MUNICIPAL
INCOME
FUND

                                  Annual Report
                                 August 31, 2003
--------------------------------------------------------------------------------
ITEM 2:    CODE OF ETHICS

The Registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board of Trustees has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The Board discussed that although none of the members qualified as audit committee financial experts, the collective experience of the audit committee members, including their long-standing service as audit committee members, was sufficient to effectively carry out the role and obligations of the audit committee. The Board also considered the nature of investment company financials, and the fact that the audit committee was able to consult with the Registrant's independent accountants and to seek outside advise, as they deemed appropriate.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:    RESERVED

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date October 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, Chief Executive Officer

Date October 29, 2003

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Chief Financial Officer

Date October 29, 2003

* Print the name and title of each signing officer under his or her signature.